DOCUMENT INFORMATION	Aug. 28, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 28, 2023
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false